Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and deposits with financial institutions		$ 103,904	$ 69,291	$ 46,720
Precious metals		4,939	3,616	3,709
Trading assets
Securities		105,250	128,071	112,664
Loans		15,359	15,815	13,829
Other		876	845	995
Total trading assets		121,485	144,731	127,488
Securities purchased under resale agreements and securities borrowed		131,166	146,432	131,178
Derivative financial instruments		64,617	43,083	38,119
Investment securities		119,602	78,003	82,359
Loans
Residential mortgages		272,566	268,670	268,169
Personal loans		95,791	96,703	98,631
Credit cards		15,966	17,715	17,788
Business and government		246,868	214,212	212,972
Loans and receivables gross		631,191	597,300	597,560
Allowance for credit losses		6,005	5,021	5,077
Loans and receivables		625,186	592,279	592,483
Other
Customers' liability under acceptances, net of allowance		22,668	21,364	13,896
Property and equipment	[1]	6,124	6,103	2,669
Investments in associates		2,432	2,327	5,614
Goodwill and other intangible assets		17,112	17,191	17,465
Deferred tax assets		1,670	1,718	1,570
Other assets		26,168	27,884	22,891
Other Assets		76,174	76,587	64,105
Total assets		1,247,073	1,154,022	1,086,161
Deposits
Personal		234,361	223,881	224,800
Business and government		514,444	488,658	461,851
Financial institutions		48,885	51,311	46,739
Deposits		797,690	763,850	733,390
Financial instruments designated at fair value through profit or loss		16,111	12,994	12,235
Other
Acceptances		22,712	21,389	13,901
Obligations related to securities sold short		32,165	32,439	30,404
Derivative financial instruments		65,002	43,139	40,222
Obligations related to securities sold under repurchase agreements and securities lent		166,118	143,019	124,083
Subordinated debentures		7,484	7,295	7,252
Other liabilities	[1]	69,456	60,036	54,482
Other Liabilities		362,937	307,317	270,344
Total liabilities		1,176,738	1,084,161	1,015,969
Equity
Retained earnings		45,456	45,418	44,439
Accumulated other comprehensive income (loss)		218	(543)	570
Other reserves		359	362	365
Total common equity		64,264	63,485	63,638
Total equity attributable to equity holders of the Bank		67,883	67,369	67,522
Non-controlling interests in subsidiaries		2,452	2,492	2,670
Total equity		70,335	69,861	70,192
Total liabilities and equity		1,247,073	1,154,022	1,086,161
Common shares [member]
Equity
Common shares		18,231	18,248	18,264
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 3,619	$ 3,884	$ 3,884

[1]	The amounts for the periods ended April 30, 2020 and January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Note 3 and 4).